Share-based payments - Stock options (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Share-based payments
Share-based compensation expense	$ 39,790	$ 162,301	$ 843,784
Minimum
Share-based payments
Exercise price	$ 6.61
Expiration period	5 years
Maximum
Share-based payments
Exercise price	$ 16,003.13
Expiration period	10 years